Fees and Commissions (Details) - Schedule of Fees and Commission Income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fee and commission income
Fees and commissions for prepayments	$ 14,151	$ 11,348	$ 16,266
Fees and commissions of loans with credit lines	2,900	233	311
Fees and commissions for lines of credits and overdrafts	2,820	8,766	7,602
Fees and commissions for guarantees and letters of credit	34,462	35,935	39,010
Fees and commissions for card services	422,737	352,448	273,641
Fees and commissions for management of accounts	59,538	52,226	39,581
Fees and commissions for collections and payments	60,912	54,060	26,871
Fees and commissions for intermediation and management of securities	9,487	10,019	10,750
Insurance brokerage fees	61,511	52,568	43,898
Fees and commissions for factoring operations services	1,249	1,829	1,223
Fees and commissions for securitizations		45	29
Fees and commissions for financial advice	15,422	9,362	14,332
Office banking	21,495	21,771	17,823
Fees for other services rendered	60,823	56,543	49,178
Other fees earned	81,006	61,910	54,666
Total	848,513	729,063	595,181
Fee and commission expense
Compensation for card operation	127,284	105,695	76,418
Commissions for licence for use brands	6,076	7,360	5,570
Commissions for services linked to the credit card and prepaid cards	10,943	11,458	10,083
Commissions for obligations of loyalty programmes and merits for card customers	95,542	95,946	81,734
Fees and commissions for securities transactions	9,115	8,551	8,001
Office banking	2,859	2,382	2,115
Interbank services	61,136	47,428	34,143
Other fees	32,916	42,974	27,789
Total	345,873	321,794	245,853
Net fees and commissions income	$ 502,640	$ 407,269	$ 349,328